Gain (loss) on non - financial assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Gain (loss) on non - financial assets, net
Schedule of impairment losses on non-financial assets

The gain or loss on non-financial assets is presented as follows:

	December 31,
	2020	2019	2018
Gain on sale of investment property	—	500	—
Unrealized gain on investment property	296	—	—
Impairment loss on other assets	—	—	(3,464)
Impairment loss on investment property	—	—	(3,849)
Write off on intangible assets	—	—	(2,705)
	296	500	(10,018)